CONSOLIDATED STATEMENTS OF EARNINGS (CAD) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Revenues
Commodity sales	7,484	6,155	15,490	11,959
Gas distribution sales	598	394	1,709	1,285
Transportation and other services	1,944	1,181	3,348	2,383
Total revenues	10,026	7,730	20,547	15,627
Expenses
Commodity costs	7,386	5,856	15,119	11,468
Gas distribution costs	337	212	1,183	878
Operating and administrative	814	796	1,559	1,460
Depreciation and amortization	393	334	759	656
Environmental costs, net of recoveries (Note 13)	36	56	41	239
Total expenses	8,966	7,254	18,661	14,701
Total operating income	1,060	476	1,886	926
Income from equity investments	65	64	179	165
Other income/(expense)	215	(169)	77	(217)
Interest expense	(231)	(204)	(469)	(459)
Earnings from continuing operations before income taxes	1,109	167	1,673	415
Income taxes (Note 11)	(276)	(41)	(393)	(103)
Earnings from continuing operations	833	126	1,280	312
Discontinued operations (Note 4)
Earnings from discontinued operations before income taxes			73
Income taxes from discontinued operations			(27)
Earnings from discontinued operations			46
Earnings	833	126	1,326	312
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(18)	(41)	(66)	62
Earnings attributable to Enbridge Inc.	815	85	1,260	374
Preference share dividends	(59)	(43)	(114)	(82)
Earnings attributable to Enbridge Inc. common shareholders	756	42	1,146	292
Earnings attributable to Enbridge Inc. common shareholders
Earnings from continuing operations	756	42	1,100	292
Earnings from discontinued operations, net of tax			46
Earnings attributable to Enbridge Inc. common shareholders	756	42	1,146	292
Earnings per common share attributable to Enbridge Inc. common shareholders (Note 8)
Continuing operations (in Canadian dollars per share)	0.92	0.05	1.34	0.37
Discontinued operations (in Canadian dollars per share)			0.05
Total earnings per common share (in Canadian dollars per share)	0.92	0.05	1.39	0.37
Diluted earnings per common share attributable to Enbridge Inc. common shareholders (Note 8)
Continuing operations (in Canadian dollars per share)	0.91	0.05	1.33	0.36
Discontinued operations (in Canadian dollars per share)			0.05
Total diluted earnings per common share (in Canadian dollars per share)	0.91	0.05	1.38	0.36